Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill [Abstract]
Summary of goodwill

	2024 US$m	2023 US$m
Net book value
At 1 January	797	826
Adjustment on currency translation	(45)	(29)
Company no longer consolidated	(25)	–
At 31 December	727	797
–cost	14,959	16,237
–accumulated impairment	(14,232)	(15,440)

At 1 January
–cost	16,237	15,974
–accumulated impairment	(15,440)	(15,148)
At 31 December, goodwill has been allocated as follows.

	2024 US$m	2023 US$m
Net book value
Richards Bay Minerals	364	370
Pilbara	310	342
Dampier Salt	53	85
Total	727	797

Key assumptions calculation of fair value less costs of disposal	The key assumptions to which the calculation of FVLCD for Richards Bay Minerals is most sensitive and the corresponding change in FVLCD are set out below:

	2024 US$m	2023 US$m
5% increase in the titanium slag price	144	217
1% increase in the discount rate applied to post-tax cash flows	(135)	(175)
10% strengthening of the South African rand	232	272